Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 433,738,613.16
Previously Paid Amount	0.00
Total Fee Amount	59,899.30
Total Offset Amount
Net Fee	$ 59,899.30